Vanguard® Municipal Low Duration Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (104.4%)
Alaska (1.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	1.920%	6/5/25	14,220	14,220
	Valdez AK Industrial Revenue VRDO	2.950%	6/2/25	32,765	32,765
					46,985
Arizona (0.5%)
[1]	Arizona IDA Multifamily Housing Revenue TOB VRDO	3.220%	6/2/25	20,000	20,000
California (3.4%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.980%	6/5/25	8,000	8,000
[1]	California Multifamily Revenue TOB VRDO	3.100%	6/2/25	35,000	35,000
[1,2]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	6/2/25	11,525	11,525
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.100%	6/2/25	39,470	39,470
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	22,500	22,521
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	11,470	11,470
					127,986
Colorado (2.9%)
[5]	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/25	8,500	8,605
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program) TRAN	5.000%	6/30/25	45,000	45,058
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/30/25	36,415	36,464
	Denver City & County CO GO	5.000%	8/1/25	2,390	2,397
	Denver City & County School District No. 1 GO	5.000%	12/1/25	3,560	3,596
	Denver City & County School District No. 1 GO	5.000%	12/1/25	1,840	1,859
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	11,400	11,400
					109,379
Connecticut (2.6%)
	Connecticut GO	5.000%	12/1/25	2,500	2,525
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.850%	6/5/25	3,850	3,850
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	13,000	13,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	1,910	1,910
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.800%	6/2/25	3,980	3,980
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.800%	6/2/25	37,775	37,775
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.800%	6/2/25	34,165	34,165
					97,205
District of Columbia (0.7%)
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/4/25	1,450	1,450
[2]	District of Columbia Miscellaneous Revenue VRDO	1.950%	6/5/25	20,655	20,655
	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.970%	6/2/25	4,600	4,600
					26,705
Florida (6.4%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.080%	6/2/25	21,390	21,390
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.080%	6/2/25	36,510	36,510
[2]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	3.030%	6/2/25	6,500	6,500
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	21,600	21,600
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/4/25	15,000	15,000
[2]	Miami-Dade County FL Recreational Revenue VRDO	1.950%	6/5/25	24,800	24,800
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	5,000	5,000
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	2.000%	6/5/25	5,000	5,000
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	6/2/25	99,220	99,220
					240,890
Georgia (1.2%)
	Fulton County GA Miscellaneous Revenue	4.000%	12/30/25	20,000	20,125
	Georgia GO	5.000%	8/1/25	3,200	3,210
[1]	Georgia GO TOB VRDO	1.990%	6/5/25	9,375	9,375
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.100%	6/4/25	13,570	13,570
					46,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	2.000%	6/5/25	9,250	9,250
Illinois (1.2%)
[2]	Aurora IL College & University Revenue VRDO	1.970%	6/5/25	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.040%	6/4/25	31,000	31,000
	Illinois Finance Authority Water Revenue	5.000%	7/1/25	1,000	1,002
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.750%	6/5/25	8,785	8,785
					45,787
Indiana (0.4%)
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/2/25	7,150	7,150
[2]	Indiana Finance Authority Industrial Revenue VRDO	2.050%	6/4/25	8,340	8,340
					15,490
Iowa (0.5%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	2.800%	6/2/25	17,300	17,300
Louisiana (3.3%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.970%	6/2/25	71,430	71,430
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.970%	6/2/25	7,918	7,918
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.000%	6/2/25	38,870	38,870
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.000%	6/2/25	6,825	6,825
					125,043
Maryland (2.0%)
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.080%	6/2/25	20,435	20,435
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/2/25	25,730	25,730
[2,6]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.000%	6/2/25	22,990	22,990
	Montgomery County MD GO VRDO	2.850%	6/2/25	6,330	6,330
					75,485
Massachusetts (9.0%)
	Commonwealth of Massachusetts GO	5.000%	7/1/25	10,760	10,777
[1]	Commonwealth of Massachusetts GO TOB VRDO	1.970%	6/5/25	16,275	16,275
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.050%	6/2/25	40,600	40,600
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.840%	6/5/25	44,105	44,105
	Massachusetts Water Resources Authority Water Revenue VRDO	2.000%	6/4/25	9,655	9,655
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.040%	6/5/25	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.040%	6/5/25	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.030%	6/5/25	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.040%	6/5/25	53,500	53,500
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.050%	6/5/25	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.060%	6/5/25	34,300	34,300
					340,712
Michigan (2.7%)
[1]	Detroit Regional Convention Facility Authority Special Tax Revenue TOB VRDO	3.100%	6/5/25	50,000	50,000
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	6/4/25	19,300	19,300
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.900%	6/4/25	10,730	10,730
	University of Michigan College & University Revenue VRDO	1.740%	6/5/25	20,985	20,985
					101,015
Minnesota (0.5%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.150%	12/1/25	8,600	8,600
	Minnesota GO	5.000%	8/1/25	4,065	4,078
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	6,540	6,540
					19,218
Mississippi (3.6%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.950%	6/2/25	5,300	5,300
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.950%	6/2/25	28,200	28,200
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.950%	6/2/25	6,000	6,000
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.950%	6/2/25	86,175	86,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.950%	6/2/25	10,000	10,000
					135,675
Missouri (3.1%)
[2]	Kansas City MO Special Obligation Revenue VRDO	2.130%	6/4/25	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	2.800%	6/2/25	23,100	23,100
	Missouri Development Finance Board Recreational Revenue VRDO	2.800%	6/2/25	22,100	22,100
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	2.800%	6/2/25	19,500	19,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	6/2/25	48,300	48,300
					115,390
Multiple States (0.2%)
[1,3]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	1.990%	6/5/25	8,150	8,150
Nebraska (0.1%)
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	4,400	4,400
Nevada (0.9%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.040%	6/5/25	10,000	10,000
[1]	Clark County NV Water Reclamation District GO TOB VRDO	3.100%	6/2/25	23,580	23,580
					33,580
New Jersey (0.8%)
	Mercer County NJ BAN GO	4.000%	3/31/26	15,535	15,655
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/5/25	15,240	15,240
					30,895
New Mexico (0.8%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.850%	6/5/25	29,920	29,920
New York (20.2%)
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.000%	6/2/25	18,505	18,505
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.000%	6/2/25	2,175	2,175
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.950%	6/2/25	44,800	44,800
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.950%	6/2/25	38,400	38,400
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.950%	6/2/25	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.000%	6/2/25	7,000	7,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	6/2/25	36,275	36,275
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.900%	6/5/25	5,225	5,225
	Nassau County IDA College & University Revenue VRDO	3.000%	6/2/25	22,855	22,855
	Nassau County Industrial Development Agency College & University Revenue VRDO	3.000%	6/2/25	3,505	3,505
	Nassau County Local Economic Assistance Corp. College & University Revenue VRDO	1.950%	6/5/25	5,035	5,035
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.900%	6/5/25	5,000	5,000
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.930%	6/5/25	19,170	19,170
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	30,000	30,000
[2]	New York City Industrial Development Agency Lease (Appropriation) Revenue (New York Stock Exchange Project) VRDO	2.950%	6/2/25	15,470	15,470
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	6,000	6,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	25,000	25,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	12,800	12,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	6/2/25	1,400	1,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	6/2/25	4,200	4,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	6/2/25	35,325	35,325
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.930%	6/5/25	23,760	23,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.950%	6/2/25	65,000	65,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.960%	6/2/25	6,000	6,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	6/2/25	23,190	23,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	6/2/25	5,000	5,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	6/2/25	20,000	20,000
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	1.960%	6/5/25	3,615	3,615
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.150%	6/4/25	4,500	4,500
[1,2]	New York NY GO TOB VRDO	3.100%	6/2/25	20,500	20,500
	New York NY GO VRDO	2.950%	6/2/25	47,700	47,700
[2]	New York NY GO VRDO	2.970%	6/2/25	3,575	3,575
	New York NY GO VRDO	3.000%	6/2/25	2,200	2,200
	New York NY GO VRDO	3.050%	6/2/25	22,450	22,450
	New York NY GO VRDO	3.050%	6/2/25	2,900	2,900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.650%	6/4/25	21,100	21,100
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	6/4/25	49,430	49,430
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	6/4/25	6,900	6,900
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.920%	6/4/25	5,350	5,350
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.200%	6/4/25	9,385	9,385
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.020%	6/5/25	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.020%	6/5/25	16,700	16,700
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.950%	6/2/25	6,950	6,950
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.000%	6/2/25	3,085	3,085
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.050%	6/2/25	4,175	4,175
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.020%	6/4/25	14,830	14,830
					765,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina (0.6%)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.770%	6/4/25	21,005	21,005
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	1.940%	6/5/25	2,350	2,350
					23,355
Ohio (7.2%)
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.150%	6/2/25	36,775	36,775
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.080%	6/2/25	28,130	28,130
	Ohio Lease (Appropriation) Revenue (Parks & Recreation Improvement Fund Projects) VRDO	1.800%	6/4/25	36,640	36,640
	Ohio Lease (Appropriation) Revenue VRDO	2.000%	6/4/25	2,750	2,750
	Ohio State University College & University Revenue VRDO	1.750%	6/4/25	41,300	41,300
	Ohio State University College & University Revenue VRDO	1.750%	6/4/25	42,450	42,450
	Ohio State University College & University Revenue VRDO	1.850%	6/4/25	38,950	38,950
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,255	1,255
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.000%	6/2/25	43,400	43,400
					271,650
Oregon (0.3%)
	Oregon GO VRDO	2.800%	6/2/25	7,075	7,075
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	1.960%	6/5/25	3,900	3,900
					10,975
Pennsylvania (5.4%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.500%	6/2/25	16,860	16,860
[2]	Allegheny County IDA Private Schools Revenue VRDO	1.950%	6/5/25	1,400	1,400
	Butler County General Authority Miscellaneous Revenue VRDO	1.950%	6/5/25	3,760	3,760
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	5,055	5,075
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	1.950%	6/4/25	19,585	19,585
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.000%	6/2/25	30,410	30,410
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.050%	6/5/25	8,240	8,240
	Northampton County General Purpose Authority College & University Revenue VRDO	1.950%	6/5/25	34,600	34,600
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	2.000%	6/5/25	4,950	4,950
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	2.050%	6/5/25	600	600
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.100%	6/2/25	11,450	11,450
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.100%	6/2/25	3,750	3,750
[1,2]	Pennsylvania State Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.000%	6/5/25	28,000	28,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.000%	6/5/25	1,700	1,700
	Washington County Authority College & University Revenue VRDO	1.700%	6/5/25	35,485	35,485
					205,865
South Carolina (2.1%)
	Clover School District No. 2 BAN GO	5.000%	10/1/25	10,000	10,061
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	6/2/25	68,605	68,605
					78,666
South Dakota (0.6%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	23,500	23,500
Tennessee (4.2%)
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	2.050%	6/5/25	8,755	8,755
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.950%	6/2/25	69,000	69,000
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.080%	6/2/25	40,640	40,640
	Tennessee County Public Building Authority of Blount Intergovernmental Agreement Revenue VRDO	2.850%	6/2/25	41,600	41,600
					159,995
Texas (10.1%)
	Austin TX GO	5.000%	9/1/25	4,400	4,421
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.000%	6/2/25	22,170	22,170
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.600%	6/4/25	50,000	50,000
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	6/4/25	19,485	19,485
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	14,900	14,900
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	54,515	54,515
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project) VRDO	1.750%	6/4/25	13,625	13,625
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/25	2,965	2,970
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	1.850%	6/4/25	13,000	13,000
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	3.080%	6/2/25	2,500	2,500
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/2/25	28,800	28,800
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.970%	6/5/25	5,000	5,000
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/5/25	8,000	8,000
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	1.990%	6/5/25	19,100	19,100
	Texas GO VRDO	1.800%	6/4/25	45,525	45,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO VRDO	1.800%	6/4/25	3,360	3,360
	Texas GO VRDO	1.800%	6/4/25	29,550	29,550
	Texas GO VRDO	2.090%	6/4/25	15,895	15,895
[2]	Texas GO VRDO	2.300%	6/4/25	28,905	28,905
					381,721
Utah (0.3%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	1.850%	6/4/25	11,700	11,700
Vermont (0.4%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.110%	6/4/25	13,380	13,380
Virginia (1.5%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	9,800	9,800
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	6/4/25	5,500	5,500
	Fairfax County Economic Development Authority Economic Development Revenue VRDO	1.850%	6/5/25	8,625	8,625
	Fairfax County Economic Development Authority Recreational Revenue VRDO	1.870%	6/5/25	27,845	27,845
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.020%	6/4/25	1,315	1,315
	Loudoun County Economic Development Authority Industrial Revenue VRDO	2.020%	6/4/25	2,000	2,000
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	2.800%	6/2/25	2,750	2,750
					57,835
Washington (1.1%)
	Washington GO	5.000%	7/1/25	1,190	1,192
	Washington GO	5.000%	7/1/25	2,755	2,759
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.000%	6/5/25	15,165	15,165
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.000%	6/5/25	6,370	6,370
					40,486
Wisconsin (2.0%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/2/25	32,080	32,080
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/25	1,285	1,285
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	6/2/25	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	7,125	7,125
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	1.960%	6/5/25	10,535	10,535
					74,400
Wyoming (0.2%)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	1.950%	6/5/25	8,500	8,500
Total Tax-Exempt Municipal Bonds (Cost $3,950,558)					3,950,503
Total Investments (104.4%) (Cost $3,950,558)					3,950,503
Other Assets and Liabilities—Net (-4.4%)					(166,494)
Net Assets (100%)					3,784,009
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $967,150, representing 25.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$330,995,000
Toronto-Dominion Bank NA	250,295,000
JPMorgan Chase Bank NA	199,440,000
Federal Home Loan Mortgage Corp.	108,215,000
PNC Bank NA	65,500,000
Sumitomo Mitsui Banking Corp.	58,195,000
Barclays Bank plc	52,825,000
Royal Bank of Canada	27,500,000
State Street Bank & Trust Co.	14,830,000
US Bank NA	13,155,000
Other	47,770,000
Total	1,168,720,000
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.